Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Raw materials	500	670
Work in progress	597	192
Finished goods	1,004	1,150
Total inventories	2,101	2,012